THE PARNASSUS INCOME TRUST

                         Semiannual Report June 30, 2000

--------------------------------------------------------------------------------
                                                                  August 4, 2000

Dear Shareholder:

     Here is your semiannual report for the first half of 2000 for The Parnassus Income Trust which consists of three funds: the Equity Income Fund, the Fixed-Income Fund and the California Tax-Exempt Fund. I'm happy to report that the Equity Income Fund and the California Tax-Exempt Fund performed at the top of their peer groups. Unfortunately, the Fixed-Income Fund did not do as well. Read on for all the details.

     At the end of the year, each of the three funds will have a new portfolio co-manager. I will stay on as co-manager of all three funds through 2001, but by 2002, I expect to retire from daily management of the three funds. You won't be getting rid of me completely, though, since I will remain as chief investment officer overseeing all three funds although not as a portfolio manager. I will also continue being the sole portfolio manager of The Parnassus Fund.

     I am proud to announce that Todd Ahlsten, Director of Research, will become co-manager of the Equity Income Fund. Bryant Cherry, Vice President and Chief Financial Officer of Parnassus Investments, will become co-manager of the Fixed-Income Fund. Ben Liao, financial analyst and head trader for Parnassus Investments, will become co-manager of the California Tax-Exempt Fund. All appointments will be effective on December 31, 2000.

     These changes will show what great talent we have at Parnassus Investments. It will also bring new perspective to the portfolio management process.

                               EQUITY INCOME FUND

     As of June 30, 2000, the net asset value per share (NAV) of the Equity Income Fund was $25.59, so after taking dividends into account, the total return for the first six months of the year was 11.28%. This compares to a loss of 0.42% for the S&P 500, a loss of 0.69% for the Wilshire 5000 and a loss of 1.86% for the average equity income fund followed by Lipper. This performance meant that for the past six months, we placed third out of the 216 equity income funds followed by Lipper.

     We have now had over two years experience with our new investment objective (we changed from a balanced fund to an equity income fund on March 31, 1998) and so far, the Fund's new investment strategy has been an unqualified success. For the 12 months ending June 30, the Parnassus Equity Income Fund placed first out of the 214 equity income funds followed by Lipper. We also placed first out of 169 funds for the three years ending June 30, 2000.

     We have also paid an average dividend of 1.49% for the past six months compared to a yield of 1.17% for the S&P 500. For the month of June, our 30-day SEC yield was 1.77% compared to 1.17% for the S&P 500.

     Below is a table that compares the performance of the Fund with the S&P 500, the Wilshire 5000 and the average equity income fund followed by Lipper. Average annual total returns are for the one, three and five-year periods and since inception.

-------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns           Parnassus Equity     Average Equity          S&P 500         Wilshire 5000
for periods ended 6/30/00                 Income Fund         Income Fund            Index              Index
-------------------------------------------------------------------------------------------------------------------
One Year                                    22.75%              (6.59%)              7.25%              9.68%
Three Years                                 19.94%               7.30%              19.60%             19.12%
Five Years                                  17.16%              13.80%              23.72%             22.50%
Since Inception 8/31/92                     15.29%              13.23%              19.88%             19.24%
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future returns. Principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The Wilshire 5000 and the S&P 500 are unmanaged indices of common stocks and it is not possible to invest directly in an index.

     Note: For the one and three-year periods, the Parnassus Equity Income Fund beat the indices and the average equity income fund. In earlier years, however, the Fund lagged the indices. The reason is that in the earlier years, the Fund was a balanced fund which typically has lower returns than an equity income fund so the returns are not completely comparable in earlier years.

STRATEGY AND ANALYSIS

     Just like last year, the Parnassus Equity Income Fund beat the average equity income fund followed by Lipper by a wide margin for the first half of 2000. The reason for our strong performance in 1999 was primarily because of an overweighting of technology stocks. The reason for our strong performance in the first half of 2000 is somewhat more complicated.

     Veteran shareholders know what our basic strategy is, but it might be useful to review it here for investors who have recently joined the Fund. First, we do a screen of the S&P 500 and pick the companies with the strongest social characteristics. Since we are an equity income fund, we choose from that list all the companies that pay a dividend. This usually leaves us with more than 100 companies. We put these companies into the portfolio roughly in proportion to their market capitalization so the resulting portfolio resembles an index fund. At this point, we add companies that we think will outperform the market in general. We add these companies without regard to whether or not they pay a dividend except that no more than 25% of the portfolio can be in companies that don't pay either interest or a dividend. Next, we underweight or overweight companies in the portfolio depending on our analysis of an individual company's prospects over the next 12 months. The result is that we have a portfolio that is relatively stable, but one that also has the potential to beat the market if we've made the right choices for overweighting and underweighting.

     For the first half of 2000, we made the right choices. For the first quarter, we were overweighted in technology which did quite well. For the second quarter, we were underweighted in technology when those stocks crashed. At the first of the year, 40% of the portfolio was in technology compared to about 32% for the S&P 500. By June 30, only 22% of the portfolio was in technology. The reason for the change was that early this year, we concluded that many technology issues were overvalued so we decided to sell a substantial portion of stocks in that sector. We were, indeed, fortunate since the "tech wreck" that occurred in March, April and May, came just as we reduced the percentage of technology stocks in our portfolio.

     With the proceeds from the sale of our technology shares, we bought companies in undervalued industries such as retail, medical and finance. When technology stocks dropped, the undervalued shares, for the most part, increased in value.

LOSERS

     Despite a great six months, there were a number of companies that did not do well. The companies with the biggest negative impact on the portfolio were in telecommunications, household products, mortgage finance and retail. AT&T dropped 37.8% to $31.63 during the first half which cost the Fund 22 cents on the NAV. Pricing competition for long-distance services caused the company to have disappointing earnings.

     Procter & Gamble lost 35.3% as its stock sank to $57.25 for a loss of 24 cents on the NAV. The company abandoned its policy of using conservative figures to budget for expenses and instead hoped to use increased spending to drive sales higher. The policy didn't work and disappointing earnings caused the stock to slump.

     Fannie Mae's stock declined 16.4% to $52.19 for a loss of 13 cents on the NAV while Freddie Mac's shares traded down 13.9% to $40.50 for a drop of 9 cents on the NAV. Although earnings were strong at both of these companies that invest in home mortgages, higher interest rates and political pressures in Washington caused these issues to slump. Opponents of the two companies are trying to persuade Congress to put more restrictions on these government-chartered entities.

     Lucent, the large manufacturer of telecommunications equipment, saw its stock move down 20.8% to $59.25 for a loss of 10 cents on the NAV. Our convertible bond in Central Garden & Pet Company lost 14.3% during the period which cost us 10 cents on the NAV. Talk of a possible division of the company into two parts aroused credit concern which drove down the price of the bond.

     The Gap dropped 32.6% to $31 for a loss of 8 cents on the NAV. Target Stores went down 21% to $58 for a decline of 8 cents on the NAV.

WINNERS

     Intel had the biggest positive impact on the NAV as it pushed up the Fund's per share price by 59 cents. Strong sales of cellular phones and personal computers created enormous demand for semiconductors (both microprocessors and flash memory chips) which moved Intel's stock up 62.4% to $133.69 a share. The stock of another semiconductor company, Micron Technology, climbed 128.9% to $89 for an increase of 20 cents on the NAV. Strong demand for DRAMs (dynamic random access memory chips) moved the stock higher.

     Apex, a maker of switches that allows one keyboard and monitor to control many servers, boosted the NAV by 17 cents as its stock climbed 22% to $47.13. Higher demand for computer servers by businesses meant higher sales and earnings for Apex.

     Retailer AnnTaylor contributed a gain of 16 cents to the NAV as its new line of women's clothing found favor with customers. The stock price soared 99.5% to $33.13.

     We sold our AMD convertible bond during the period for a gain of 32.2% and 11 cents on the NAV. Strong demand for semiconductors increased earnings.

     Cardinal Health contributed 10 cents to the Fund's share price as the stock climbed 54.6% to $74. Cardinal distributes drugs and other medical supplies. Good cost control helped improve margins and the stock also benefited from sector rotation: investors' selling dot-com issues and putting the proceeds into real companies that actually make money. Another medical company, Merck, saw its stock price rise 13.1% to $75.88 because of the same phenomenon; it added 9 cents to the NAV.

     Venator, parent of Foot Locker, had a 77.6% increase in its stock price as it went to $10.25 for a gain of 9 cents on the NAV. Higher sales of athletic shoes meant better comparable store sales versus a year ago and this translated into strong earnings.

     LSI Logic saw its stock rise 60.6% to $54.19 for a contribution of 8 cents to the NAV. Strong demand for products with semiconductors caused the stock price to increase.

     Schering-Plough gained 19.5% as the stock went to $50.63 for a contribution of 7 cents to the NAV. Sector rotation and strong sales of the allergy drug, Claritin, were responsible for the move.

     Natural gas company Enron put 7 cents on the NAV by virtue of its 48.6% increase in stock price to $65.94. Stronger earnings, though, did not come principally through natural gas sales, but rather through its broadband business. The company installed fiber optic cables on top of its natural gas pipelines for use in data transmission over the internet.

                               FIXED-INCOME FUND

     As of June 30, 2000, the net asset value per share (NAV) of the Fixed-Income Fund was $14.29. Taking into account dividends paid during the first half of the year, the total return for the first half of 2000 was 1.68%. This compares to a gain of 3.00% for the average A-rated corporate bond fund followed by Lipper, Inc. and 4.18% for the Lehman Government/Corporate Bond Index. The Fixed-Income Fund was the only one of the three funds in The Parnassus Income Trust to underperform the average fund in its category. Below is a table comparing the performance of the Fixed-Income Fund with that of the Lehman Government/Corporate Bond Index and with the Lipper A-rated Bond Fund Average.

-------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns               Parnassus                 Lipper A-Rated Bond         Lehman Government/
for periods ended 6/30/00              Fixed-Income Fund                Fund Average            Corporate Bond Index
-------------------------------------------------------------------------------------------------------------------
One Year                                     0.74%                          2.78%                       4.32%
Three Years                                  3.74%                          4.71%                       6.03%
Five Years                                   4.86%                          5.22%                       6.10%
Since Inception 8/31/92                      5.71%                          5.86%                       6.28%
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future returns. Principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The Lehman Government/Corporate Bond Index is an unmanaged index of fixed-income securities and it is not possible to invest directly in an index.

     As you can see from the table above, our weak performance over the past two years has caused our long-term return to slip below the Lipper A-rated average. Since inception, we've averaged 5.71% per year while the average fund has averaged 5.86% -- slightly higher.

     There are two principal reasons for our weak performance over the past two years. One is selection of bond issuers and two is being in the wrong part of the yield curve.

     Bonds from two companies hurt us the most. For the first half of the year, the J.C. Penney bond declined 8.7% because the company's debt rating was lowered by Moody's Investor Services from A3 to Baa2. The company has shown weakness both in its department stores and at its Eckerd chain of drugstores. When we bought the bond, it had a higher yield than other A3-rated bonds so we thought it was attractive. Unfortunately, I did not do a careful enough analysis on its business prospects, instead relying mostly on its bond rating.

     Interestingly enough, bond rating agencies like Moody's and Standard & Poor's are usually behind investors in making credit decisions. In other words, investors downgrade bonds by pricing them lower before the official downgrade is made. The reason that the J.C. Penney bond was yielding more than other A3 bonds at the time of purchase was because its finances were not as solid.

     The same thing happened with the Xerox bond. It dropped 2.05% during the first half because it was put under a negative credit watch by Standard & Poor's in May. The company has had earnings problems because of stiff competition and a disastrous sales force reorganization. Again, had we used the same analysis on bonds that we use on stocks, we could have avoided investing in the Xerox bond.

     The second factor at work is the bond's average maturity (i.e. what I called "the wrong part of the yield curve"). An unusual thing happened this year that is called "an inverted yield curve." Normally, an investor can get a higher interest rate the longer the maturity. For example, at the start of this year, a one year Treasury note yielded 5.96%, a five-year Treasury yielded 6.34%, a ten-year yielded 6.44% and a 30-year yielded 6.48%. In other words, this was a normal yield curve since yields went higher as maturities increased.

     By June 30, though, the yield curve had inverted so that a five-year Treasury (6.18%) yielded more than a ten-year Treasury (6.02%) which, in turn, yielded more than a 30-year Treasury (5.90%). One of the effects of this inverted curve was that bonds with maturities of more than 15 years increased in value much more than those with less than ten years until maturity. The average maturity of the Fixed-Income Fund is 8.9 years so we underperformed.

     I'm not going to change the maturity of the Fund since I think a maturity of around ten years is the right place to be. Normally, a yield inversion disappears after a while and when it does, our return should improve.

     Right now, the Fixed-Income Fund has an excellent yield of 7.47% (30-day SEC yield for June) which is higher than most other A-rated bond funds. This should mean that our performance should improve going forward.

     Another thing we can do is have greater diversification in our bond portfolio so that two poorly performing bonds won't hurt our performance as much. Finally, I pledge to do a better job of analyzing the finances of the companies whose bonds we buy.

                           CALIFORNIA TAX-EXEMPT FUND

     As of June 30, 2000, the net asset value per share (NAV) of the California Tax-Exempt Fund was $16.24. Taking dividends into account, the total return for the first half of 2000 for the Fund was 4.95% which is exactly the total return for the average California tax-exempt fund followed by Lipper, Inc.

     Although we only equaled the return of the average California tax-exempt fund for the first half, our longer-term record continues to be outstanding. For the year ended June 30, the Fund placed third among the 111 California municipal bond funds followed by Lipper, second of 95 funds for the three-year period, fifth of 85 funds for the five-year period and sixth of 49 funds since inception on 8/31/92.

     Below you will find a table comparing the Parnassus California Tax-Exempt Fund with the Lipper average and the Lehman Municipal Bond Index.

-------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns               Parnassus California           Lipper Municipal        Lehman Municipal
for periods ended 6/30/00                     Tax-Exempt Fund               Fund Average             Bond Index
-------------------------------------------------------------------------------------------------------------------
One Year                                           4.65%                        1.35%                   3.25%
Three Years                                        4.95%                        3.74%                   4.86%
Five Years                                         6.14%                        5.12%                   5.88%
Since Inception 8/31/92                            6.15%                        5.46%                   6.12%
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future returns. Principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The Lehman Municipal Bond Index is an unmanaged index of fixed-income securities and it is not possible to invest directly in an index. The 30-day SEC yield for June 2000 was 4.20% for the Fund.

     There are a number of reasons why we continue to outperform most other California tax-exempt funds. First, we keep our expenses relatively low. Second, we try to minimize trading, preferring to hang onto our bonds for long periods of time. Third, we concentrate on buying bonds with 10-year maturities which is long enough to get a good yield, but short enough to avoid the most extreme interest rate risks. Fourth, we negotiate with market-makers on each bond we buy to get a better price and, therefore, a higher yield. Fifth, we buy bonds that have good credit.

     One important reason why the California Tax-Exempt Fund has done well compared to the Fixed-Income Fund was the strong economy in California. Since the state has enjoyed strong growth, California municipalities have found themselves with good cash flow to pay for public services or to pay off debt. Therefore, there is a low supply of new issues because local government agencies do not need to raise money by selling bonds. Low supply and strong demand for non-taxable securities mean high prices for California municipal securities.

                                                     Yours truly,

                                                     Jerome L. Dodson
                                                     President



THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (UNAUDITED)

                                                                              Percent of
       Shares     Common Stocks                                               Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  AIR TRANSPORT
        4,000     Delta Air Lines, Inc.                                                            $    202,250
        2,500     Federal Express Corp.1                                                                 95,000
                                                                                                   ------------
                  Total                                                             0.6%                297,250
                                                                                                   ------------
                  APPAREL
       20,000     AnnTaylor Stores Corp.1, 2                                                            662,500
        2,000     Liz Claiborne, Inc.                                                                    70,500
        2,000     The Limited, Inc.                                                                      43,250
        2,000     Reebok International Ltd.1                                                             31,875
        3,000     Russell Corporation                                                                    60,000
        4,000     The Stride Rite Corporation                                                            24,500
                                                                                                   ------------
                  Total                                                             1.7%                892,625
                                                                                                   ------------
                  APPAREL RETAILING
       16,000     Gap, Inc. The                                                                         496,000
        4,000     Lands' End, Inc.1                                                                     133,500
        2,000     Lillian Vernon Corporation                                                             21,000
                                                                                                   ------------
                  Total                                                             1.2%                650,500
                                                                                                   ------------
                  AUTO PARTS
        1,200     Bandag, Inc.                                                                           29,100
       10,000     Dana Corporation                                                                      211,875
                                                                                                   ------------
                  Total                                                             0.5%                240,975
                                                                                                   ------------
                  BANKING
       26,000     Chase Manhattan                                                                     1,197,625
        3,000     Dime Bancorp                                                                           47,250
        6,000     Golden West Financial                                                                 244,875
        5,000     J.P. Morgan & Co.                                                                     550,625
        7,000     Bank One Corporation                                                                  185,937
       20,000     Wells Fargo Company                                                                   775,000
       20,000     Washington Mutual Inc.                                                                576,250
                                                                                                   ------------
                  Total                                                             6.7%              3,577,562
                                                                                                   ------------
                  BUILDING MATERIALS
        6,000     Armstrong World Corp.                                                                  91,875
       15,000     INTERFACE, Inc.                                                                        57,187
                                                                                                   ------------
                  Total                                                             0.3%                149,062
                                                                                                   ------------




                                                                              Percent of
       Shares     Common Stocks                                               Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  CHEMICALS
        3,000     Air Products & Chemicals                                                     $         93,000
       60,000     Calgon Carbon                                                                         465,000
        4,000     H.B. Fuller Company                                                                   182,250
        1,000     Millipore Corporation                                                                  75,375
       10,000     Wellman, Inc.                                                                         161,875
                                                                                                   ------------
                  Total                                                             1.8%                977,500
                                                                                                   ------------
                  COMPUTER PERIPHERALS
       20,000     Adaptec, Inc.1                                                                        455,000
       40,000     Apex Inc.1                                                                          1,885,000
        1,000     Cisco Systems, Inc.1                                                                   63,562
       17,000     Lucent Technologies, Inc.                                                           1,007,250
                                                                                                   ------------
                  Total                                                             6.4%              3,410,812
                                                                                                   ------------
                  COMPUTER SYSTEMS
       45,000     Compaq Computer Corp.                                                               1,147,500
        1,000     Hewlett-Packard Company                                                               124,375
        5,000     International Business
                  Machines                                                                              547,813
                                                                                                   ------------
                  Total                                                             3.4%              1,819,688
                                                                                                   ------------
                  ELECTRIC UTILITIES
        2,000     Idaho Power Company                                                                    64,500
        4,500     LG&E Energy Corporation                                                               107,438
                                                                                                   ------------
                  Total                                                             0.3%                171,938
                                                                                                   ------------
                  ELECTRONIC
                  INSTRUMENTS
        5,000     Baldor Electric Company                                                                93,125
        1,000     Tektronix, Inc.1                                                                       73,125
                                                                                                   ------------
                  Total                                                             0.3%                166,250
                                                                                                   ------------
                  FINANCIAL SERVICES
       29,000     Fannie Mae                                                                          1,513,437
       38,000     Freddie Mac                                                                         1,539,000
        1,500     Charles Schwab Corp.                                                                   50,438
        2,000     SLM Holding Corporation                                                                74,875
                                                                                                   ------------
                  Total                                                             6.0%              3,177,750
                                                                                                   ------------



THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (CONTINUED)

                                                                              Percent of
       Shares     Common Stocks                                               Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  FOOD RETAILERS
       22,000     The Kroger Co.1                                                               $       485,375
       35,000     Wild Oats Markets, Inc.1, 2                                                           439,687
                                                                                                   ------------
                  Total                                                             1.7%                925,062
                                                                                                   ------------
                  HEALTH CARE SERVICES
        8,000     Cardinal Health                                                                       592,000
        1,290     MedQuist Inc.1                                                                         43,860
                                                                                                   ------------
                  Total                                                             1.2%                635,860
                                                                                                   ------------
                  HOME APPLIANCES
        3,000     Maytag Corporation                                                                    110,625
        3,000     Whirlpool Corporation                                                                 139,875
                                                                                                   ------------
                  Total                                                             0.5%                250,500
                                                                                                   ------------
                  HOME PRODUCTS
          700     Church & Dwight Co., Inc.                                                              12,600
       11,000     Clorox Company                                                                        492,938
        3,000     Colgate-Palmolive Co.                                                                 179,625
        4,000     Proctor & Gamble Co.                                                                  229,000
                                                                                                   ------------
                  Total                                                             1.7%                914,163
                                                                                                   ------------
                  HOUSEWARES
        1,000     Black & Decker Corp.                                                                   39,312
        4,000     Newell Company                                                                        103,000
                                                                                                   ------------
                  Total                                                             0.3%                142,312
                                                                                                   ------------
                  INDUSTRIAL
                  AUTOMATION
        1,000     Cognex Corporation1                                               0.1%                 51,750
                                                                                                   ------------
                  INSURANCE
          500     Aetna, Inc.                                                                            32,094
       13,000     American Int'l Group, Inc.                                                          1,527,500
        1,000     Chubb Corporation1                                                                     61,500
        1,500     CIGNA Corporation                                                                     140,250
       11,000     SAFECO Corporation1                                                                   218,625
        5,000     St. Paul Companies, Inc.1                                                             170,625
       40,000     UnumProvident Corp.                                                                   802,500
                                                                                                   ------------
                  Total                                                             5.5%              2,953,094
                                                                                                   ------------




                                                                              Percent of
       Shares     Common Stocks                                               Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  INSURANCE BROKERS
        4,000     Marsh & McLennan
                  Co., Inc.                                                         0.8%       $        417,750
                                                                                                   ------------
                  MACHINERY
        7,000     Cummins Engine Co., Inc.                                                              190,750
        2,000     Deere & Company                                                                        74,000
        1,500     Illinois Tool Works, Inc.                                                              85,500
        3,000     Snap-on Inc.                                                                           79,875
        2,000     The Stanley Works                                                                      47,500
                                                                                                   ------------
                  Total                                                             0.9%                477,625
                                                                                                   ------------
                  MEDICAL EQUIPMENT
        2,000     Becton Dickinson                                                                       57,375
       20,000     Boston Scientific Corp.1                                                              438,750
        3,000     Invacare Corporation                                                                   78,750
        5,000     DENTSPLY International,
                  Inc.                                                                                  154,063
                                                                                                   ------------
                  Total                                                             1.3%                728,938
                                                                                                   ------------
                  MICROELECTRONIC
                  PROCESSING EQUIPMENT
        2,000     Applied Materials, Inc.1                                                              181,250
       10,000     Credence Systems
                  Corporation1                                                                          551,875
          500     Helix Technology Corp.                                                                 19,500
        2,000     Novellus Systems1                                                                     113,125
                                                                                                   ------------
                  Total                                                             1.6%                865,750
                                                                                                   ------------
                  MISCELLANEOUS
        5,000     Minnesota Mining & Mfg.                                                               417,500
        4,000     WD 40 Company                                                                          83,000
                                                                                                   ------------
                  Total                                                             0.9%                500,500
                                                                                                   ------------



THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (CONTINUED)

                                                                              Percent of
       Shares     Common Stocks                                               Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  NATURAL GAS
        3,000     AGL Resources Inc.                                                          $          47,813
       35,000     Eastern Enterprises                                                                 2,205,000
        3,100     Energen Corporation                                                                    67,619
        6,000     Enron Corporation                                                                     395,625
        1,500     Equitable Resources, Inc.                                                              72,375
        6,000     Keyspan Energy
                  Corporation                                                                           184,500
        3,000     MCN Corporation                                                                        64,125
        1,500     New Jersey Resources                                                                   57,094
        3,000     Northwest Natural Gas Co.                                                              67,125
        2,000     ONEOK Inc.                                                                             51,875
        2,000     Peoples Energy Corporation                                                             64,750
        5,000     UGI Corporation                                                                       102,500
        3,000     Washington Gas Light Co.                                                               72,188
                                                                                                   ------------
                  Total                                                             6.5%              3,452,589
                                                                                                   ------------
                  OFFICE EQUIPMENT
          500     Avery Dennison Corp.                                                                   33,562
        3,000     Herman Miller, Inc.                                                                    77,625
        5,000     Office Depot, Inc.1                                                                    31,250
        4,000     Pitney Bowes Inc.                                                                     160,000
       10,000     Xerox Corporation                                                                     207,500
                                                                                                   ------------
                  Total                                                             0.9%                509,937
                                                                                                   ------------
                  OIL
        4,000     Sunoco, Inc.                                                      0.2%                117,750
                                                                                                   ------------
                  PACKAGED FOODS
        1,500     Campbell Soup Company                                                                  43,688
        1,000     Dreyer's Grand Ice Cream                                                               21,000
        5,000     General Mills Incorporated                                                            191,250
       10,000     Heinz H.J. Company                                                                    437,500
       10,000     Kellogg Company1                                                                      297,500
        2,000     Quaker Oats Company                                                                   150,250
        3,000     Ralston Purina Group                                                                   59,813
                                                                                                   ------------
                  Total                                                             2.3%              1,201,001
                                                                                                   ------------




                                                                              Percent of
       Shares     Common Stocks                                               Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS
        2,000     Amgen Inc.1                                                                  $        140,500
        2,000     Bristol-Myers Squibb Co.                                                              116,500
       20,000     Johnson & Johnson                                                                   2,037,500
        4,000     McKesson HBOC, Inc.                                                                    83,750
       24,000     Merck & Company                                                                     1,821,000
        6,000     Mylan Laboratories                                                                    109,500
       30,000     Schering-Plough Corp.                                                               1,518,750
                                                                                                   ------------
                  Total                                                            11.0%              5,827,500
                                                                                                   ------------
                  PRINTING
        1,500     Banta Corp.                                                                            28,406
        4,000     Deluxe Corporation                                                                     94,250
        4,000     Donnelley R.R. & Sons Co.                                                              90,250
                                                                                                   ------------
                  Total                                                             0.4%                212,906
                                                                                                   ------------
                  PUBLISHING
        3,000     Gannett                                                                               179,437
        2,000     Houghton Mifflin Company                                                               93,375
        2,000     Knight-Ridder, Inc.1                                                                  106,375
        2,500     McGraw-Hill
                  Companies, Inc.                                                                       136,250
                                                                                                   ------------
                  Total                                                             1.0%                515,437
                                                                                                   ------------
                  RESTAURANTS
        4,000     Luby's Cafeterias, Inc.                                           0.1%                 31,750
                                                                                                   ------------
                  RETAILING - GENERAL
        2,000     Borders Group, Inc.1                                                                   31,125
        2,000     Dollar General                                                                         39,000
       40,000     Nordstrom, Inc.                                                                       965,000
       55,000     J.C. Penney Company, Inc.                                                           1,014,063
       12,000     Target Corporation                                                                    696,000
                                                                                                   ------------
                  Total                                                             5.2%              2,745,188
                                                                                                   ------------
                  SEMICONDUCTORS
       24,000     Intel Corporation                                                                   3,208,500
       10,000     LSI Logic Corporation1, 2                                                             541,875
        8,000     Micron Technology, Inc.1                                                              712,000
                                                                                                   ------------
                  Total                                                             8.4%              4,462,375
                                                                                                   ------------




THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (CONTINUED)

                                                                              Percent of

       Shares     Common Stocks                                               Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  SOFTWARE - SERVICES
       12,000     Autodesk, Inc.2                                                              $        416,250
        6,000     BMC Software, Inc.1, 2                                                                218,906
       20,000     Electronics for Imaging, Inc.1                                                        506,250
        8,000     Mentor Graphics Corp.1                                                                159,000
        3,000     Symantec Corporation1                                                                 161,813
                                                                                                   ------------
                  Total                                                             2.8%              1,462,219
                                                                                                   ------------
                  SPECIALTY RETAILING
        6,000     Costco Companies, Inc.1                                                               198,000
        2,500     Ethan Allen Interiors Inc.                                                             60,000
        1,000     Longs Drug Stores Corp.                                                                21,750
       12,000     Mattel Inc.                                                                           158,250
        2,000     Toys R Us, Inc.1                                                                       29,500
        6,000     Walgreen Co.                                                                          192,750
       40,000     Venator Group, Inc.1                                                                  410,000
                                                                                                   ------------
                  Total                                                             2.0%              1,070,250
                                                                                                   ------------
                  TELECOMMUNICATIONS
       35,000     AT&T Corporation                                                                    1,106,875
        8,000     U S West
                  Communications Group                                                                  686,000
                                                                                                   ------------
                  Total                                                             3.4%              1,792,875
                                                                                                   ------------
                  Total common stocks                                              89.9%          $  47,796,991
                                                                                                   ------------

    Principal                                                                 Percent of
       Amount     Convertible Bonds                                           Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
  $1,900,000      Central Garden &
                  Pet Company
                  Convertible Bond,
                  6.000%, due 11/15/03                                                           $    1,180,223

    1,000,000     Quantum Corp.
                  DLT & Storage Systems
                  Convertible Bond, 7.000%,
                  due 8/01/04                                                                           777,500
                                                                                                   ------------
                  Total convertible bonds                                           3.7%              1,957,723
                                                                                                   ------------




THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (CONTINUED)

    Principal                                                                 Percent of
       Amount     Community Development Loans                                 Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
     100,000      Boston Community
                  Loan Fund                                                                     $       100,000

      100,000     Cascadia Revolving Fund                                                               100,000

      100,000     Institute for Community
                  Economics Loan Fund                                                                   100,000

      100,000     Low Income Housing Fund                                                               100,000
                                                                                                   ------------
                  Total community
                  development loans                                                 0.8%                400,000
                                                                                                   ------------
                  Total investment in securities
                  (Cost $43,096,934)                                               93.7%          $  50,154,714
                                                                                                   ------------

Short-Term Investments
-------------------------------------------------------------------------------------------------------------------
                  Union Bank of California
                  Bank Deposit Account,
                  variable rate 5.390%                                                         $        493,671

                  Janus Institutional
                  Government Portfolio,
                  variable rate 6.430%                                                                2,000,000

                  Goldman Sachs
                  Government Portfolio
                  6.300%                                                                                457,106

                  Repurchase Agreements:
                  Greenwich Capital
                  Triparty Repurchase
                  Agreement
                  (Repurchase agreement
                  with Greenwich Capital
                  dated 6/30/00, effective
                  yield is 7.205% due 7/3/00,
                  Face value is $1,361,600
                  with price at 100)3                                                                 1,361,600
                                                                                                   ------------
                  Total short-term investments                                      8.1%              4,312,377
                                                                                                   ------------
                  Total investments                                               102.5%             54,467,091

                  Payable upon return of securities loaned                        - 2.6%             (1,361,600)

                  Other assets and liabilities - net                                0.1%                 48,172
                                                                                 -------           ------------
                  Total net assets                                                100.0%           $ 53,153,663
                                                                                 =======           ============


1  Non-income producing.

2 This security or partial position of this security is on loan at June 30, 2000 (Note 1). The total value of securities on loan at June 30, 2000 was $1,322,375.

3 This security purchased with cash collateral held from securities lending.

THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
Investments in securities, at market value
   (identified cost $43,096,934) (Note 1)                         $  50,154,714
Temporary investments in short-term securities
   (at cost, which approximates market)                               4,312,378
Receivables:
   Securities sold                                                       87,210
   Dividends and interest                                               137,503
   Capital shares sold                                                   28,848
Other assets                                                             12,658
                                                                  --------------
     Total assets                                                    54,733,311
                                                                  --------------
Liabilities:
Payable unpon return of securities loaned                             1,361,600
Dividends payable                                                        21,115
Payable for securities purchased                                        186,028
Accounts payable and accrued expenses                                    10,905
                                                                  --------------
     Total liabilities                                                1,579,648
                                                                  --------------
Net assets (equivalent to $25.59
   per share based on 2,077,230.158
   shares of capital stock outstanding)                           $  53,153,663
                                                                  ==============
Net assets consist of:
Undistributed net investment income                               $       8,231
Unrealized appreciation on investments                                7,057,780
Undistributed net realized gain                                       7,963,897
Capital paid-in                                                      38,123,755
                                                                  --------------
       Total net assets                                           $  53,153,663
                                                                  ==============
Computation of net asset value and offering price per share:

Net asset value and offering price per share
    ($53,153,663 divided by 2,077,230.158 shares)                 $       25.59
                                                                  ==============

THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment income:
Dividends                                                         $     349,430
Interest                                                                214,050
                                                                  --------------
     Total investment income                                            563,480
                                                                  --------------
Expenses:
Investment advisory fees (Note 5)                                       386,681
Transfer agent fees (Note 5)                                             39,259
Fund administrative expense (Note 5)                                     17,750
Reports to shareholders                                                  11,556
Registration fees and expenses                                            5,259
Professional fees                                                        11,600
Custody fees                                                             17,289
Trustee fees and expenses                                                 4,519
Other expenses                                                            5,749
                                                                  --------------
   Subtotal of expenses before fee waiver                               499,662
Fees waived by Parnassus Investments (Note 5)                          (249,911)
                                                                  --------------
     Total expenses                                                     249,751
                                                                  --------------
       Net investment income                                            313,729
                                                                  --------------
Realized  and  unrealized  gain
   on  investments:
Realized  gain  from  security transactions:
   Proceeds from sales                                               21,534,544
   Cost of securities sold                                          (13,548,042)
                                                                  --------------
     Net realized gain                                                7,986,502
                                                                  --------------
Unrealized appreciation of investments:
   Beginning of year                                                 10,097,250
   End of period                                                      7,057,780
                                                                  --------------
   Unrealized depreciation during period                             (3,039,470)
                                                                  --------------
Net realized and unrealized gain on investments                       4,947,032
                                                                  --------------
Net increase in net assets resulting from operations               $  5,260,761
                                                                  ==============

THE PARNASSUS INCOME TRUST

EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1999

                                            June 30, 2000              1999
                                           --------------         --------------
From operations:
Net investment income                      $     313,729          $    458,873
Net realized gain from
   security transactions                       7,986,502             2,305,069
Net unrealized appreciation
   (depreciation) during the year             (3,039,470)            5,977,319
                                           --------------         --------------
Increase in net assets
   resulting from operations                   5,260,761             8,741,261

Dividends to shareholders:
From net investment income                      (303,162)             (495,676)
From realized capital gains                            0            (2,336,820)

Increase (decrease) in
   net assets from capital
   share transactions                          2,196,766              (812,845)
                                           --------------         --------------
     Increase in net assets                    7,154,365             5,095,920

Net assets:
Beginning of year                             45,999,298            40,903,378
                                          --------------         --------------
End of period
   (including undistributed
   net investment income
   of $8,231 in 2000 and
   ($2,336) in 1999)                       $  53,153,663         $  45,999,298
                                           =============         ==============


THE PARNASSUS INCOME TRUST

FIXED-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (UNAUDITED)

    Principal                                                                 Percent of
       Amount     Corporate Bonds                                             Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES
   $ 500,000      Bank One Corporation
                  Notes, 6.000%,
                  due 02/17/09                                                                   $       436,660

     500,000      BankBoston Corporation
                  Notes, 6.375%,
                  due 03/25/08                                                                           453,875

     500,000      Chase Manhattan
                  Corporation
                  Notes, 6.000%,
                  due 02/15/09                                                                           442,360

     500,000      First Union National Bank
                  Notes, 5.800%,
                  due 12/01/08                                                                           430,915

     500,000      Goldman Sachs Group
                  Notes, 6.650%,
                  due 05/15/09                                                                           458,365

     500,000      Household Finance
                  Corporation
                  Notes, 6.500%,
                  due 11/15/08                                                                           452,960

     500,000      J.P. Morgan & Co, Inc.
                  Notes, 6.000%,
                  due 01/15/09                                                                           441,940

     500,000      Norwest Financial Inc.
                  Notes, 6.850%,
                  due 07/15/09                                                                           468,175
                                                                                                    ------------
                  Total                                                            33.6%               3,585,250
                                                                                                    ------------
                  INDUSTRIAL
     500,000      Dana Corporation
                  Notes, 6.500%,
                  due 03/01/09                                                                           447,220

     480,000      John Deere Capital
                  Corporation
                  Notes, 6.000%,
                  due 02/15/09                                                                           427,157

     500,000      Illinois Tool Works
                  Notes, 5.750%,
                  due 03/01/09                                                                           448,000

     500,000      Xerox Corporation
                  Notes, 7.200%,
                  due 04/01/16                                                                           452,540
                                                                                                    ------------
                  Total                                                            16.6%               1,774,917
                                                                                                    ------------




    Principal                                                                 Percent of
       Amount     Corporate Bonds                                             Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  RETAIL
    $ 500,000     The Gap, Inc.
                  Notes, 6.900%,
                  due 09/15/07                                                                   $       475,060

      500,000     J.C. Penney Company, Inc.
                  Debentures, 7.650%,
                  due 08/15/16                                                                           391,960

      500,000     Nordstrom, Inc.
                  Notes, 6.625%,
                  due 01/15/09                                                                           425,480

      350,000     Reebok International Ltd.
                  Notes, 6.750%,
                  due 09/15/05                                                                           321,377
                                                                                                    ------------
                  Total                                                            15.1%               1,613,877
                                                                                                    ------------
                  TELECOMMUNICATON
      500,000     U.S. West Capital
                  Funding Inc.
                  Notes, 6.500%,
                  due 11/15/18                                                      4.0%                 422,545
                                                                                                    ------------
                  UTILITIES
      600,000     KeySpan Gas East
                  Notes, 7.875%,
                  due 02/01/10                                                      5.6%                599,868
                                                                                                    ------------
                  Total corporate bonds                                            74.9%          $    7,996,457
                                                                                                    ------------


THE PARNASSUS INCOME TRUST

FIXED-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (UNAUDITED)

    Principal     U.S. Government                   Percent of
       Amount     Agency Securities                 Net Assets      Market Value
--------------------------------------------------------------------------------
   $ 500,000      Federal Home Loan
                  Mortgage Corp.
                  6.510%, due 01/08/07                             $    481,010

      500,000     Federal National
                  Mortgage Association
                  6.770%, due 09/01/05                                  492,31

      500,000     Federal National
                  Mortgage Association
                  6.140%, due 11/25/05                                  478,140

      450,000     Federal National
                  Mortgage Association
                  7.350%, due 03/28/05                                  453,874
                                                                    ------------
                  Total U.S. Government
                  Agency securities                      17.9%        1,905,334
                                                                    ------------
                  Total investments in securities
                  (Cost $10,737,213)                     92.8%        9,901,791
                                                                    ------------


                  Short-Term Investments
-------------------------------------------------------------------------------
                  Goldman Sachs
                  Government Portfolio
                  6.300%                                            $       478

                  Total short-term investments            0.1%              478
                                                                   -------------
                  Total investments                      92.9%        9,902,269

                  Other assets and liabilities - net      7.1%          760,157
                                                       -------     -------------
                  Total net assets                      100.0%     $ 10,662,426
                                                       =======     =============

THE PARNASSUS INCOME TRUST

FIXED-INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
Investments in securities, at market value
   (identified cost $10,737,213) (Note 1)                          $  9,901,791
Temporary investments in short-term securities
   (at cost, which approximates market)                                     478
Receivables:
   Interest receivable                                                  239,321
Other assets                                                          1,024,785
                                                                   ------------
     Total assets                                                    11,166,375
                                                                   ------------
Liabilities:
Accounts payable and accrued expenses                                   503,949
                                                                   ------------
     Total liabilities                                                  503,949
                                                                   ------------
Net assets (equivalent to $14.29
   per share based on 746,381.269
   shares of capital stock outstanding)                           $  10,662,426
                                                                  =============
Net assets consist of:
Undistributed net investment income                               $       9,252
Unrealized depreciation on investments                                 (835,422)
Accumulated net realized loss                                           (93,156)
Capital paid-in                                                      11,581,752
                                                                   ------------
       Total net assets                                           $  10,662,426
                                                                   ============
Computation of net asset value and
   offering price per share:

Net asset value and offering price per share
    ($10,662,426 divided by 746,381.269 shares)                   $       14.29
                                                                   ============

THE PARNASSUS INCOME TRUST

FIXED-INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment income:
Interest                                                           $    385,581
                                                                   ------------
   Total investment income                                              385,581
                                                                   ------------
Expenses:
Investment advisory fees (Note 5)                                        27,966
Transfer agent fees (Note 5)                                             11,926
Fund administrative expense (Note 5)                                      4,250
Reports to shareholders                                                   3,069
Registration fees and expenses                                            6,720
Professional fees                                                         2,905
Custody fees                                                                632
Trustee fees and expenses                                                 1,269
Other expenses                                                            2,684
                                                                   ------------
       Subtotal of expenses before fee waiver                            61,421
Fees waived by Parnassus Investments (Note 5)                           (19,576)
                                                                   ------------
   Total expenses                                                        41,845
                                                                   ------------
     Net investment income                                              343,736
                                                                   ------------
Realized and unrealized gain (loss)
   on investments:
Realized gain from security transactions:
   Proceeds from sales                                                1,362,631
   Cost of securities sold                                           (1,395,152)
                                                                   ------------
     Net realized gain                                                  (32,521)
                                                                   ------------
Unrealized appreciation (depreciation)
   of investments:
   Beginning of year                                                   (701,630)
   End of period                                                       (835,422)
                                                                   ------------
     Unrealized depreciation during period                             (133,792)
                                                                   ------------
Net realized and unrealized loss on investments                        (166,313)
                                                                   ------------
Net increase in net assets resulting from operations               $    177,423
                                                                   ============

THE PARNASSUS INCOME TRUST

FIXED-INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1999

                                                  June 30, 2000         1999
                                                 --------------     -----------
From operations:
Net investment income                              $    343,736     $   602,934
Net realized gain
   from security transactions                          (32,521)         (59,335)
Net unrealized depreciation
   during the year                                    (133,792)      (1,026,102)
                                                 --------------     -----------
Increase (decrease) in
   net assets resulting
   from operations                                      177,423        (482,503)

Dividends to shareholders:
From net investment income                            (339,206)        (602,863)
From realized capital gains                                  0                0

Increase (decrease) in
   net assets from capital
   share transactions                                (182,217)          609,320
                                                 --------------     -----------
   Increase (decrease) in net assets                 (344,000)        (476,046)

Net assets:
Beginning of year                                   11,006,426       11,482,472
                                                 --------------     -----------
End of period
   (including undistributed net investment income
   of $4,315 in 2000 and $4,723 in 1999)          $  10,662,426    $ 11,006,426
                                                 ==============    ============


THE PARNASSUS INCOME TRUST

CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (UNAUDITED)

    Principal                                                                 Percent of
       Amount     Municipal Bonds                                             Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  EDUCATION
   $ 170,000      State of California
                  6.125%, due 10/01/11                                                            $      189,003

      400,000     California Public Works -
                  Community College
                  Projects
                  5.375%, due 03/01/13                                                                   405,488

      130,000     California Public Works -
                  University of California
                  5.400%, due 06/01/08                                                                   136,525

      175,000     California Public Works -
                  California State University
                  6.200%, due 10/01/08                                                                   187,625

      300,000     Folsom School District
                  5.650%, due 08/11/11                                                                   317,379

      100,000     Franklin-McKinsey
                  School District
                  5.600%, due 07/01/07                                                                   103,775

      100,000     Kern High School District
                  5.600%, due 08/01/13                                                                   104,096

      100,000     Los Angeles Municipal
                  Improvement -
                  Central Library Projects
                  5.200%, due 06/01/07                                                                   101,884

      250,000     Murrieta Valley Unified
                  School District
                  5.500%, due 09/01/10                                                                   259,975

      100,000     Natomas Unified School
                  District
                  5.750%, due 09/01/13                                                                   102,389

      300,000     Oakland General
                  Obligation
                  5.500%, due 12/15/11                                                                   314,346

      175,000     Palos Verdes California
                  Library District
                  5.000%, due 08/01/13                                                                   174,909

      110,000     Pasadena Recreational/
                  Library Improvements
                  5.750%, due 01/01/13                                                                   111,898

      130,000     Pomona Unified School
                  District
                  5.500%, due 08/01/11                                                                   137,575





    Principal                                                                 Percent of
       Amount     Municipal Bonds                                             Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
   $  410,000     Sacramento Unified
                  School District
                  5.750%, due 07/01/17                                                             $     422,988

      110,000     Santa Monica Unified
                  School District
                  5.400%, due 08/01/11                                                                   115,383
                                                                                                   -------------
                  Total                                                            31.7%               3,185,238
                                                                                                   -------------
                  ENVIRONMENT
      125,000     California Public Works -
                  Energy Efficiency
                  5.250%, due 05/01/08                                                                   128,288

      150,000     East Bay Regional Park
                  5.000%, due 09/01/14                                                                   147,821

      315,000     Los Angeles City
                  Public Works - Parks
                  5.500%, due 10/01/12                                                                   327,928
                                                                                                   -------------
                  Total                                                             6.0%                 604,037
                                                                                                   -------------
                  HEALTH CARE
      350,000     California Health Facilities
                  Kaiser Permanente
                  5.000%, due 10/01/08                                                                   357,448

      200,000     California Health
                  Facilities-Cedar Sinai
                  Medical Center
                  5.125%, due 08/01/17                                                                   190,368

      415,000     Loma Linda Hospital
                  4.850%, due 12/01/10                                                                   416,501
                                                                                                   -------------
                  Total                                                             9.6%                 964,317
                                                                                                   -------------
                  HOUSING
      205,000     Belmont Redevelopment
                  Agency
                  6.400%, due 08/01/09                                                                   224,370

      405,000     Coronado Community
                  Development Agency
                  5.500%, due 09/01/18                                                                   405,486





THE PARNASSUS INCOME TRUST

CALIFORNIA TAX-EXEMPT FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, JUNE 30, 2000 (CONTINUED)

    Principal                                                                 Percent of
       Amount     Municipal Bonds                                             Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
    $ 100,000     Glendale Redevelopment
                  Agency
                  5.500%, due 12/01/12                                                          $        102,749

      275,000     Los Angeles Community
                  Redevelopment
                  5.000%, due 07/01/13                                                                   273,312

      275,000     Pasadena Community
                  Development
                  6.000%, due 08/01/14                                                                   285,406

      450,000     Petaluma Community
                  Development
                  5.600%, due 05/01/18                                                                   454,176

      175,000     San Jose Redevelopment
                  Agency
                  6.000%, due 08/01/15                                                                   191,137

      200,000     University Of California
                  Housing
                  5.500%, due 11/01/10                                                                   206,840
                                                                                                   -------------
                  Total                                                            21.3%               2,143,476
                                                                                                   -------------
                  INFRASTRUCTURE IMPROVEMENTS
      150,000     Los Angeles City
                  General Obligation
                  5.250%, due 09/01/11                                                                   152,054

      350,000     Los Angeles Municipal
                  Improvement
                  Police Emergency
                  4.600%, due 09/01/13                                                                   328,510

      200,000     Los Angeles
                  Wastewater System
                  5.500%, due 06/01/12                                                                   204,874

      200,000     Los Angeles
                  Wastewater System
                  5.000%, due 06/01/11                                                                   202,410

      350,000     Metro Water District -
                  Southern California
                  5.250%, due 07/01/15                                                                   350,595

      200,000     Pomona Public Financing
                  Authority
                  6.000%, due 10/01/06                                                                   208,158
                                                                                                   -------------
                  Total                                                            14.4%               1,446,601
                                                                                                   -------------




    Principal                                                                 Percent of
       Amount     Municipal Bonds                                             Net Assets            Market Value
-------------------------------------------------------------------------------------------------------------------
                  PUBLIC
                  TRANSPORTATION
    $ 250,000     Los Angeles Metro
                  Transit Authority
                  5.000%, due 07/01/13                                                           $       248,465

      150,000     Los Angeles Metro
                  Transit Authority
                  4.500%, due 07/01/13                                                                   137,702

      110,000     San Diego Mass
                  Transit Authority
                  5.000%, due 06/01/07                                                                   112,180

      350,000     San Francisco
                  International Airport
                  5.000%, due 05/01/07                                                                   359,660

      400,000     San Francisco
                  Bay Area Rapid Transit
                  5.250%, due 07/01/13                                                                   406,064
                                                                                                   -------------
                  Total                                                            12.6%               1,264,071
                                                                                                   -------------
                  Total investments in securities
                  (Cost $9,375,409)                                                95.6%               9,607,740
                                                                                                   -------------

                  Short-Term Investments

-------------------------------------------------------------------------------------------------------------------
                  Highmark California
                  Tax-Exempt Fund,
                  variable rate 3.860%                                              3.2%                 317,040
                                                                                                   -------------
                  Total investments                                                98.8%               9,924,780

                  Other assets and liabilities - net                                1.2%                 124,400
                                                                                 -------           -------------
                  Total net assets                                                100.0%          $   10,049,180
                                                                                 =======           =============

THE PARNASSUS INCOME TRUST

CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
Investments in securities, at market value
   (identified cost $9,375,409) (Note 1)                          $   9,607,740
Temporary investments in short-term securities
   (at cost, which approximates market)                                 317,040
Receivables:
   Interest receivable                                                  149,360
   Capital shares sold                                                      112
Other assets                                                                862
                                                                  -------------
     Total assets                                                    10,075,114
                                                                  -------------
Liabilities:
Capital shares redeemed                                                  20,204
Accounts payable and accrued expenses                                     5,730
                                                                  -------------
     Total liabilities                                                   25,934
                                                                  -------------
Net assets (equivalent to $16.24
   per share based on 618,696.221
shares of capital stock outstanding)                               $ 10,049,180
                                                                  =============
Net assets consist of:
Undistributed net investment income                                $      3,090
Unrealized appreciation on investments                                  232,330
Undistributed net realized gain                                          27,827
Capital paid-in                                                       9,785,933
                                                                  -------------
       Total net assets                                            $ 10,049,180
                                                                  =============
Computation of net asset value and offering price per share:

Net asset value and offering price per share
   ($10,049,180 divided by 618,696.221 shares)                     $      16.24
                                                                  =============

THE PARNASSUS INCOME TRUST

CALIFORNIA TAX-EXEMPT FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment income:
Interest                                                           $    226,420
                                                                  -------------
   Total investment income                                              226,420
                                                                  -------------
Expenses:
Investment advisory fees (Note 5)                                        22,434
Transfer agent fees (Note 5)                                              4,554
Fund administrative expense (Note 5)                                      3,000
Reports to shareholders                                                   1,622
Registration fees and expenses                                                0
Professional fees                                                         2,083
Custody fees                                                                465
Trustee fees and expenses                                                   813
Other expenses                                                            2,788
                                                                  -------------
   Subtotal of expenses before fee waiver                                37,759
Fees waived by Parnassus Investments (Note 5)                           (11,217)
                                                                  -------------
   Total expenses                                                        26,542
                                                                  -------------
     Net investment income                                              199,878
                                                                  -------------
Realized and unrealized gain (loss)
on investments:
Realized gain from security transactions:
   Proceeds from sales                                                  912,658
   Cost of securities sold                                              887,095
                                                                  -------------
     Net realized gain                                                   25,563
                                                                  -------------
Unrealized appreciation of investments:
   Beginning of year                                                      9,461
   End of period                                                        232,330
                                                                  -------------
     Unrealized appreciation during period                              222,869
                                                                  -------------
Net realized and unrealized gain on investments                         248,432
                                                                  -------------
Net increase in net assets resulting from operations               $    448,310
                                                                  =============

THE PARNASSUS INCOME TRUST

CALIFORNIA TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
AND YEAR ENDED DECEMBER 31, 1999

                                                      June 30, 2000      1999
                                                     --------------   ----------
From operations:
Net investment income                                $     199,878    $ 340,397
Net realized gain from
   security transactions                                    25,563        4,201
Net unrealized appreciation
   (depreciation) during the year                          222,869     (504,906)
                                                     --------------   ----------
Increase (decrease) in
   net assets resulting
   from operations                                         448,310     (160,308)

Dividends to shareholders:
From net investment income                                (202,796)    (338,368)
From realized capital gains                                      0       (3,825)

Increase in net assets from
   capital share transactions                            2,026,666      937,627
                                                     --------------   ----------
     Increase in net assets                              2,272,180      435,126

Net assets:
Beginning of year                                        7,777,000    7,341,874
                                                     --------------   ----------
End of period
   (including undistributed net investment income
   of $3,091 in 2000 and $6,009 in 1999)              $ 10,049,180  $ 7,777,000
                                                     =============   ==========

THE PARNASSUS INCOME TRUST

NOTES TO FINANCIAL STATEMENTS

1.   Significant Accounting Policies

     The Parnassus Income Trust (the "Trust"), formerly The Parnassus Income Fund, organized on August 8, 1990 as a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company comprised of three separate funds, each offering separate shares. The Trust began operations on June 1, 1992. The following is a summary of significant accounting policies of the Trust.

     Securities Valuation: The Trust's investments are valued each business day using independent pricing services ("Services") approved by the Board of Trustees. Investments are valued at the mean between the "bid" and "ask" prices where such quotes are readily available and are representative of the actual market for such securities. Other investments are carried at fair value as determined using the Services based on methods which include consideration of (1) yields or prices of securities of comparable quality, coupon, maturity and type (2) indications as to values from dealers and (3) general market conditions.

     Federal Income Taxes: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders; therefore, no federal income tax provision is required.

     Security Transactions: In accordance with industry practice, securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in, first-out for both financial statement and federal income tax purposes.

     Dividends To Shareholders: Distributions to shareholders are recorded on the record date. The Equity Income Fund pays income dividends quarterly and capital gain dividends once a year, generally in December. The Fixed-Income and California Tax-Exempt Funds pay income dividends monthly and capital gain dividends annually.

     Investment Income and Expenses: Dividend income is recorded on the ex-dividend date. Interest income and estimated ex-penses are accrued daily. Interest income, adjusted for amortization of premium and, when appropriate, discount on investments, is earned from settlement date and recognized on the accrual basis.

     Security Lending: The Equity Income Fund lends its securities to approved brokers to earn additional income and receives cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, this fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     Repurchase Agreements: Securities purchased with cash collateral held from securities lending may include investments in repurchase agreements secured by U.S. government obligations or other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   Dividends To Shareholders

     Equity Income Fund: The Fund paid income dividends totaling $303,162 (aggregate of $0.148 per share) during the six months ended June 30, 2000.

     Fixed-Income Fund: The Fund paid income dividends totaling $339,207 (aggregate of $0.437 per share) during the six months ended June 30, 2000.

     California Tax-Exempt Fund: The Fund paid income dividends totaling $202,796 (aggregate of $0.354 per share) during the six months ended June 30, 2000.

3.   Capital Stock

     Equity Income Fund: As of June 30, 2000, there were an unlimited number of shares of no par value capital stock authorized and capital paid-in aggregated $38,123,755. Transactions in capital stock (shares) were as follows:

                                                           --------------------------    --------------------------
                                                                Six Months Ended                Year Ended
                                                                  June 30, 2000                   1999
                                                               Shares        Amount       Shares          Amount
                                                           ----------   -------------    ----------    ------------
     Shares sold                                              631,625   $  15,457,810      313,500     $  6,954,055
     Shares issued through dividend reinvestment               10,519         267,416      118,936        2,623,924
     Shares repurchased                                      (553,598)    (13,527,582)    (475,945)     (10,390,824)
                                                           ----------   -------------    ----------    ------------
     Net increase (decrease)                                  (88,546)  $  (2,197,644)     (43,509)    $   (812,845)
                                                           ==========   =============    ==========    ============


     Fixed-Income Fund: As of June 30, 2000, there were an unlimited number of shares of no par value capital stock authorized and capital paid-in aggregated $11,581,751. Transactions in capital stock (shares) were as follows:

                                                           --------------------------    --------------------------
                                                                 Six Months Ended               Year Ended
                                                                  June 30, 2000                     1999
                                                               Shares          Amount       Shares          Amount
                                                           ----------   -------------    ----------    ------------
     Shares sold                                              152,623  $    2,188,138      215,444    $   3,290,183
     Shares issued through dividend reinvestment               19,090         272,229       31,742          479,317
     Shares repurchased                                      (184,860)     (2,641,583)    (206,257)      (3,160,180)
                                                           ----------   -------------    ----------    ------------
     Net increase                                             (13,147) $     (181,216)       40,929   $     609,320
                                                           ==========   =============    ==========    ============


     California Tax-Exempt Fund: As of June 30, 2000, there were an unlimited number of shares of no par value capital stock authorized and capital paid-in aggregated $9,785,933. Transactions in capital stock (shares) were as follows:

                                                           --------------------------    --------------------------
                                                                 Six Months Ended                Year Ended
                                                                  June 30, 2000                     1999
                                                               Shares        Amount       Shares          Amount
                                                           ----------   -------------    ----------    ------------
     Shares sold                                              144,285   $   2,304,278       81,320    $   1,275,501
     Shares issued through dividend reinvestment                9,876         157,830       15,540          253,900
     Shares repurchased                                       (27,114)       (435,442)     (40,164)        (591,774)
                                                           ----------   -------------    ----------    ------------
     Net increase                                             127,047   $   2,026,666       56,696    $     937,627
                                                           ==========   =============    ==========    ============

4.   Purchases of Securities

     Equity Income Fund: Purchases of securities for the six months ended June 30, 2000 were $21,932,439. For federal income tax purposes, the aggregate cost of securities and unrealized depreciation at June 30, 2000 were the same as for financial statement purposes. Of the $7,057,780 of net unrealized appreciation at June 30, 2000, $10,224,349 related to appreciation of securities and $3,166,569 related to depreciation of securities.

     Fixed-Income Fund: Purchases of securities for the six months ended June 30, 2000 were $1,136,106. For federal income tax purposes, the aggregate cost of securities and unrealized appreciation at June 30, 2000 were the same as for financial statement purposes. Of the ($835,521) of net unrealized depreciation at June 30, 2000, $8,296 related to appreciation of securities and $843,817 related to depreciation of securities.

     California Tax-Exempt Fund: Purchases of securities for the six months ended June 30, 2000 were $2,983,611. For federal income tax purposes, the aggregate cost of securities and unrealized appreciation at June 30, 2000 were the same as for financial statement purposes. Of the $232,362 of net unrealized appreciation at June 30, 2000, $292,300 related to appreciation of securities and $59,938 related to depreciation of securities.

5.   Investment Advisory Agreement and Transactions with Affiliates

     Under terms of an agreement which provides for furnishing investment management and advice to the Fund, Parnassus Invest-ments is entitled to receive fees computed monthly, based on the Fund's average daily net assets for the month, at the following annual rates:

     Equity Income Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000 and 0.65% of the amount above $100,000,000.

     Fixed-Income Fund and California Tax-Exempt Fund: 0.50% of the first $200,000,000, 0.45% of the next $200,000,000 and 0.40% of the amount above
     $400,000,000.

     However, the following were actually charged in 2000. For the Equity Income Fund, the investment advisory fee was 0.55%. (On February 1, 1999 the fee was increased to 0.55% from 0.50%.) Parnassus Investments received net advisory fees totaling $136,770 from the Equity Income Fund for the six months ended June 30, 2000. For the Fixed-Income Fund, the investment advisory fee was 0.15%. (On February 1, 1999 the fee was increased to 0.15% from 0.10%.) Parnassus Investments received net advisory fees totaling $8,390 from the Fixed-Income Fund for the six months ended June 30, 2000. For the California Tax-Exempt Fund, the investment advisory fee was 0.25%. (On February 1, 1999 the fee was increased to 0.25% from 0.20%.) Parnassus Investments received net advisory fees totaling $11,217 from the California Tax-Exempt Fund for the six months ended June 30, 2000.

     Parnassus Investments has agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.25% of net assets for the Equity Income Fund and 1.00% of net assets for the Fixed-Income and California Tax-Exempt Funds.

     Under terms of a separate agreement which provides for furnishing transfer agent and fund administration services to the three funds, Parnassus Investments received fees paid by the Trust totaling $80,738 for the six months ended June 30, 2000. The transfer agent fee is $2.30 per month per account and the fund administration fee is $4,167 per month.

     Jerome L. Dodson is the President of the Fund and is the sole stockholder of Parnassus Investments.


6.   Financial Highlights

     Selected data for each share of capital stock outstanding, total return and ratios/supplementa data for the six months ended June 30, 2000, and each of the five years ended December 31 are as follows:

-------------------------------------------------------------------------------------------------------------------
                                                    June 30, 2000
     Equity Income Fund                              (unaudited)       1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of year                 $23.13     $20.13   $20.68    $18.56    $19.58     $15.70
                                                         -------    -------   ------    ------    ------     ------
     Income from investment operations:

     Net investment income                                  0.15      0.24      0.75      0.79      0.98       0.88
     Net realized and unrealized gain (loss) on securities  2.46      4.26      1.49      2.86      0.37       3.93
                                                         -------    -------   ------    ------    ------     ------
         Total from investment operations                   2.61      4.50      2.24      3.65      1.35       4.81
                                                         -------    -------   ------    ------    ------     ------
     Distributions:
     Dividends from net investment income                 (0.15)     (0.26)    (0.73)    (0.79)    (0.97)    (0.90)
     Distributions from net realized gains                 0.00      (1.24)    (2.06)    (0.74)    (1.40)    (0.03)
                                                         -------    -------   ------    ------    ------     ------
         Total distributions                              (0.15)     (1.50)    (2.79)    (1.53)    (2.37)    (0.93)
                                                         -------    -------   ------    ------    ------     ------
     Net asset value at end of period                     $25.59    $23.13    $20.13    $20.68    $18.56     $19.58
                                                         -------    -------   ------    ------    ------     ------
     Total return                                         11.28%      22.78    11.05%    20.15%     7.09%    31.13%
     Ratios/Supplemental Data:
     Ratio of expenses to average net assets (actual)*     0.96%      1.08%     1.05%     1.05%     0.80%    0.72%
     Decrease reflected in the above expense ratios due to
         undertakings by Parnassus Investments             0.05%      0.19%     0.24%     0.30%     0.60%    0.82%
     Ratio of net investment income to average net assets  1.20%      1.09%     2.30%     4.04%     4.56%     4.76%
     Portfolio turnover rate                              29.60%     39.53%   166.32%    34.12%    47.80%    15.36%

     Net assets, end of period (000's)                   $53,154   $45,999   $40,903   $38,847   $33,362    $26,779


-------------------------------------------------------------------------------------------------------------------
                                                    June 30, 2000
     Fixed-Income Fund                               (unaudited)       1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of year                 $14.49    $15.98    $16.04    $15.43    $15.73     $13.79
                                                         -------    -------   ------    ------    ------     ------
     Income from investment operations:

     Net investment income                                  0.44      0.81      0.84      0.90      0.92       0.95
     Net realized and unrealized gain (loss) on securities(0.21)     (1.49)     0.25      0.67     (0.31)      1.95
                                                         -------    -------   ------    ------    ------     ------
         Total from investment operations                   0.24     (0.68)     1.09      1.57      0.61       2.90
                                                         -------    -------   ------    ------    ------     ------
     Distributions:
     Dividends from net investment income                 (0.44)     (0.81)    (0.85)    (0.89)    (0.91)    (0.96)
     Distributions from net realized gains                  0.00     0.00      (0.30)    (0.07)      .--       .--
                                                         -------    -------   ------    ------    ------     ------
         Total distributions                              (0.44)     (0.81)    (1.15)    (0.96)    (0.91)    (0.96)
                                                         -------    -------   ------    ------    ------     ------
     Net asset value at end of period                     $14.29    $14.49    $15.98    $16.04    $15.43     $15.73
                                                         -------    -------   ------    ------    ------     ------
     Total return                                          1.68%    (4.32%)     6.97%    10.60%     4.08%    21.58%

     Ratios/Supplemental Data:
     Ratio of expenses to average net assets (actual)*     0.72%      0.87%     0.79%     0.82%     0.83%     0.90%
     Decrease reflected in the above expense ratios due to
        undertakings by Parnassus Investments              0.06%      0.36%     0.40%     0.43%     0.50%     0.73%
     Ratio of net investment income to average net assets  5.89%      5.36%     4.92%     5.79%     5.98%     6.20%
     Portfolio turnover rate                              10.77%     13.47%    44.98%    17.15%     2.80%    12.10%

     Net assets, end of period (000's)                   $10,662  $ 11,006  $ 11,482  $  9,683  $  8,384   $  6,585





-------------------------------------------------------------------------------------------------------------------
                                                    June 30, 2000
     California Tax-Exempt Fund                      (unaudited)       1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of year                 $15.82    $16.88    $16.72    $16.02    $16.06     $14.28
                                                         -------    -------   ------    ------    ------     ------
     Income from investment operations:

     Net investment income                                 0.36        0.72     0.75      0.74      0.80       0.82
     Net realized and unrealized gain (loss) on securities  0.41     (1.05)     0.26      0.71     (0.06)      1.78
                                                         -------    -------   ------    ------    ------     ------
         Total from investment operations                   0.77     (0.33)     1.01      1.45      0.74       2.60
                                                         -------    -------   ------    ------    ------     ------
     Distributions:
     Dividends from net investment income                 (0.35)     (0.72)    (0.75)    (0.75)    (0.78)    (0.82)
     Distributions from net realized gains                 0.00      (0.01)    (0.10)      .--       .--       .--
                                                         -------    -------   ------    ------    ------     ------
         Total distributions                              (0.35)     (0.73)    (0.85)    (0.75)    (0.78)    (0.82)
                                                         -------    -------   ------    ------    ------     ------
     Net asset value at end of period                    $16.24      $15.82   $16.88    $16.72    $16.02     $16.06
                                                         -------    -------   ------    ------    ------     ------
         Total return                                      4.95%    (2.01%)     6.12%     9.33%     4.78%    18.60%

     Ratios/Supplemental Data:
     Ratio of expenses to average net assets (actual)*     0.55%      0.70%     0.67%     0.67%     0.54%     0.50%
     Decrease reflected in the above expense ratios due to
        undertakings by Parnassus Investments              0.12%      0.25%     0.30%     0.32%     0.46%     0.69%
     Ratio of net investment income to average net assets  4.13%      4.42%     4.43%     4.69%     4.96%     5.30%
     Portfolio turnover rate                              10.28%      1.75%     9.40%    10.00%      .00%    13.10%

     Net assets, end of period (000's)                   $10,049   $ 7,777  $  7,342   $ 6,520   $ 5,835    $ 4,483


     * Parnassus Investments has agreed to a 1.25% limit on expenses for the Equity Income Fund and 1% limit for the Fixed-Income and California Tax-Exempt Funds (See Note 5 for details). Certain fees were waived for the six month period ended June 30, 1999 and years ended December 31, 1998, 1997, 1996, and 1995.


                               INVESTMENT ADVISER
                              Parnassus Investments
                         One Market-Steuart Tower #1600
                         San Francisco, California 94105

                                  LEGAL COUNSEL
                            Gardner, Carton & Douglas
                            321 N. Clark Street #3300
                                Chicago, IL 60610

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                    CUSTODIAN
                            Union Bank of California
                               475 Sansome Street
                         San Francisco, California 94111

                                   DISTRIBUTOR
                              Parnassus Investments
                         One Market-Steuart Tower #1600
                         San Francisco, California 94105
                                www.parnassus.com

            This report must be preceded or accompanied by a current
                                  prospectus.

                           Printed on recycled paper.